PROPERTY, PLANT AND EQUIPMENT, NET (Schedule of Property Plant Equipment to Accumulated Depreciation) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning year	$ 3,187
Balance at end of year	2,583	$ 3,187
Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning year	21,810	21,395
Additions during year	971	415
Balance at end of year	22,781	21,810
Cost [Member] | Laboratory equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning year	4,852	4,756
Additions during year	87	96
Balance at end of year	4,939	4,852
Cost [Member] | Computers and peripheral equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning year	3,895	3,749
Additions during year	156	146
Balance at end of year	4,051	3,895
Cost [Member] | Office equipment and furniture [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning year	225	224
Additions during year	39	1
Balance at end of year	264	225
Cost [Member] | Leasehold improvements [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning year	12,838	12,666
Additions during year	689	172
Balance at end of year	13,527	12,838
Accumulated depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning year	18,623	16,603
Additions during year	1,575	2,020
Balance at end of year	20,198	18,623
Depreciated cost at end of year	2,583	3,187
Accumulated depreciation [member] | Laboratory equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning year	3,834	3,514
Additions during year	396	320
Balance at end of year	4,230	3,834
Depreciated cost at end of year	709	1,018
Accumulated depreciation [member] | Computers and peripheral equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning year	3,593	3,275
Additions during year	187	318
Balance at end of year	3,780	3,593
Depreciated cost at end of year	271	302
Accumulated depreciation [member] | Office equipment and furniture [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning year	144	129
Additions during year	12	15
Balance at end of year	156	144
Depreciated cost at end of year	108	81
Accumulated depreciation [member] | Leasehold improvements [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning year	11,052	9,685
Additions during year	979	1,367
Balance at end of year	12,031	11,052
Depreciated cost at end of year	$ 1,496	$ 1,786